Share-based payment arrangements - Weighted Average Options exercisable (Details)	Dec. 31, 2020 shares £ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares £ / shares
Weighted Average Options exercisable [Line Items]
Number of options | shares	5,447,405	5,447,405	4,349,921	1,195,929
Weighted average exercise price | £ / shares	£ 0.98		£ 0.93	£ 1.26
Alivio [Member]
Weighted Average Options exercisable [Line Items]
Number of options	3,888,168	3,888,168
Weighted average exercise price		$ 0.04
Alivio [Member] | Bottom of range [member]
Weighted Average Options exercisable [Line Items]
Exercise Price Range		0.03
Alivio [Member] | Top of range [member]
Weighted Average Options exercisable [Line Items]
Exercise Price Range		$ 0.49
Entrega [Member]
Weighted Average Options exercisable [Line Items]
Number of options	918,164	918,164
Weighted average exercise price		$ 0.64
Entrega [Member] | Bottom of range [member]
Weighted Average Options exercisable [Line Items]
Exercise Price Range		0.03
Entrega [Member] | Top of range [member]
Weighted Average Options exercisable [Line Items]
Exercise Price Range		$ 2.36
Follica [Member]
Weighted Average Options exercisable [Line Items]
Number of options	1,273,326	1,273,326
Weighted average exercise price		$ 0.89
Follica [Member] | Bottom of range [member]
Weighted Average Options exercisable [Line Items]
Exercise Price Range		0.03
Follica [Member] | Top of range [member]
Weighted Average Options exercisable [Line Items]
Exercise Price Range		$ 1.40
Sonde [Member]
Weighted Average Options exercisable [Line Items]
Number of options	774,238	774,238
Weighted average exercise price		$ 0.20
Sonde [Member] | Bottom of range [member]
Weighted Average Options exercisable [Line Items]
Exercise Price Range		0.13
Sonde [Member] | Top of range [member]
Weighted Average Options exercisable [Line Items]
Exercise Price Range		$ 0.20
Vedanta [Member]
Weighted Average Options exercisable [Line Items]
Number of options	1,119,289	1,119,289
Weighted average exercise price		$ 11.64
Vedanta [Member] | Bottom of range [member]
Weighted Average Options exercisable [Line Items]
Exercise Price Range		0.02
Vedanta [Member] | Top of range [member]
Weighted Average Options exercisable [Line Items]
Exercise Price Range		$ 19.94